Investment security (Details) ¥ in Thousands, $ in Thousands		12 Months Ended				20 Months Ended
	May 06, 2015 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2016 CNY (¥)
Investment security
Balance at the beginning of the year		¥ 79,298		¥ 135,952
Purchase on May 6, 2015		0	$ 0	0	¥ 172,639
Recognition of unrealized (loss)/gain		14,411		(68,309)
Foreign currency transaction adjustments, net of nil tax		(4,776)		11,655
Balance at the end of the year		88,933	13,669	79,298	135,952	¥ 79,298
Reclassification of unrealized loss of investment security into the statement of income		¥ 0	$ 0	¥ 114,789	¥ 0
IT'S SKIN
Investment security
Purchase on May 6, 2015	¥ 172,639
Percentage of equity stake acquired	2.00%
Reclassification of unrealized loss of investment security into the statement of income						¥ 114,789